Fair Value Measurements (Tables)	12 Months Ended
Aug. 29, 2013
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis
Assets measured at fair value on a recurring basis were as follows:

As of	2013				2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,188	$—	$—	$1,188	$2,159	$—	$—	$2,159
Certificates of deposit	—	38	—	38	—	27	—	27
Commercial paper	—	35	—	35	—	29	—	29
Government securities	—	—	—	—	—	5	—	5
	1,188	73	—	1,261	2,159	61	—	2,220
Short-term investments:
Corporate bonds	—	112	—	112	—	31	—	31
Government securities	—	72	—	72	—	51	—	51
Commercial paper	—	26	—	26	—	10	—	10
Certificates of deposit	—	9	—	9	—	4	—	4
Asset-backed securities	—	2	—	2	—	4	—	4
	—	221	—	221	—	100	—	100
Long-term marketable investments:
Corporate bonds	—	302	—	302	—	203	—	203
Government securities	—	96	—	96	—	88	—	88
Asset-backed securities	—	95	—	95	—	73	—	73
Marketable equity securities	6	—	—	6	5	5	—	10
	6	493	—	499	5	369	—	374
Restricted cash:
Certificates of deposit	—	302	—	302	—	—	—	—
	—	302	—	302	—	—	—	—

	$1,194	$1,089	$—	$2,283	$2,164	$530	$—	$2,694

Estimated fair value and carrying value of debt instruments
The estimated fair value and carrying value of debt instruments (carrying value excludes the equity components of our convertible notes classified in equity) were as follows:

As of	2013		2012
	Fair Value	Carrying Value	Fair Value	Carrying Value
Convertible notes	$4,167	$2,506	$2,669	$2,321
Elpida creditor installment payments and other notes	2,269	2,279	56	58